Note 6 - Registered Direct Offerings That Created Derivative Liabilities (Details Textual) - USD ($)				3 Months Ended			9 Months Ended
	May 12, 2019	Jun. 28, 2018	Feb. 20, 2017	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2016
Series F Warrant [Member]
Warrants and Rights, Percent of Stock Oustanding Callable			55.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.75
Class of Warrant or Right, Expired During Period (in shares)					5,591,664
Series G Warrant [Member]
Warrants and Rights, Percent of Stock Oustanding Callable		75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				6,802,500			6,802,500
Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				8,615,384			8,615,384
Series F, Series G, and Series H Warrants [Member]
Class of Warrant or Right, Warrants Exercised (in shares)				0		0	0	0
The 2017 SPA [Member]
Registered Direct Offering, Maximum Amount									$ 50,000,000
Stock Issued During Period, Shares, New Issues (in shares)			10,166,664
Shares Issued, Price Per Share (in dollars per share)			$ 0.60
The 2018 SPA [Member]
Stock Issued During Period, Shares, New Issues (in shares)		9,070,000
Shares Issued, Price Per Share (in dollars per share)		$ 0.50
The 2019 SPA [Member]
Stock Issued During Period, Shares, New Issues (in shares)	8,615,384
Shares Issued, Price Per Share (in dollars per share)	$ 0.325